Fair Value (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012
Fair Value Instruments Measured at Fair Value (Textual) [Abstract]
Transfers between level 1 and level 2		$ 0
Loans classified as Level 3 transfers out		5,200,000
Transfers out consisted of charge-offs	0	0
Recorded sales	0	0
Range of capitalization rates utilized to determine fair value		9.00%
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Instruments Measured at Fair Value (Textual) [Abstract]
Loans classified as Level 3 transfers in	0	24,700,000
Loans classified as Level 3 transfers out	0
Other real estate owned and other reductions	0	17,400,000
Other real estate owned and other reductions classified as level 3 transfers out	0	18,600,000
Valuation write downs	0	2,900,000
Other real estate revenue	0	15,700,000
Other real estate owned and other reductions classified as level three transfers in	$ 0	$ 8,600,000